CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communications - 4.4%
Cable & Satellite - 1.3%
Comcast Corporation - Class A	62,700	$ 2,376,957

Telecommunications - 3.1%
Verizon Communications, Inc.	139,686	5,432,389

Consumer Discretionary - 12.5%
Apparel & Textile Products - 3.4%
NIKE, Inc. - Class B	49,750	6,101,340

Leisure Facilities & Services - 4.6%
McDonald's Corporation	29,255	8,179,991

Retail - Discretionary - 4.5%
Home Depot, Inc. (The)	27,575	8,137,934

Consumer Staples - 12.5%
Beverages - 3.3%
PepsiCo, Inc.	33,095	6,033,218

Household Products - 2.8%
Procter & Gamble Company (The)	33,430	4,970,707

Retail - Consumer Staples - 6.4%
Kroger Company (The)	106,221	5,244,131
Walmart, Inc.	42,502	6,266,920
		11,511,051
Energy - 7.0%
Oil & Gas Producers - 7.0%
Chevron Corporation	34,870	5,689,389
Exxon Mobil Corporation	63,314	6,943,013
		12,632,402
Financials - 14.2%
Asset Management - 7.3%
BlackRock, Inc.	10,764	7,202,408
Charles Schwab Corporation (The)	112,000	5,866,560
		13,068,968
Banking - 6.9%
JPMorgan Chase & Company	26,800	3,492,308
M&T Bank Corporation	23,890	2,856,527

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 14.2% (Continued)
Banking - 6.9% (Continued)
Northern Trust Corporation	31,100	$ 2,740,843
PNC Financial Services Group, Inc. (The)	26,300	3,342,730
		12,432,408
Health Care - 14.2%
Biotech & Pharma - 9.1%
Bristol-Myers Squibb Company	85,363	5,916,510
Johnson & Johnson	29,970	4,645,350
Merck & Company, Inc.	54,990	5,850,386
		16,412,246
Medical Equipment & Devices - 5.1%
Becton, Dickinson and Company	24,025	5,947,148
Medtronic plc	39,400	3,176,428
		9,123,576
Industrials - 19.7%
Aerospace & Defense - 2.0%
Raytheon Technologies Corporation	36,260	3,550,942

Commercial Support Services - 3.5%
Republic Services, Inc.	46,550	6,294,491

Electrical Equipment - 2.2%
Carrier Global Corporation	85,210	3,898,357

Machinery - 10.0%
Caterpillar, Inc.	34,930	7,993,381
Deere & Company	24,394	10,071,795
		18,065,176
Transportation & Logistics - 2.0%
Union Pacific Corporation	17,500	3,522,050

Materials - 2.3%
Chemicals - 2.3%
DuPont de Nemours, Inc.	57,891	4,154,837

Technology - 13.0%
Semiconductors - 5.7%
Intel Corporation	122,965	4,017,266
Texas Instruments, Inc.	33,965	6,317,830
		10,335,096

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Technology - 13.0% (Continued)
Software - 5.6%
Microsoft Corporation	34,775	$ 10,025,633

Technology Services - 1.7%
International Business Machines Corporation	23,000	3,015,070

Total Common Stocks (Cost $93,338,292)		$ 179,274,839

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 4.73% (a) (Cost $466,653)	466,653	$ 466,653

Total Investments at Value - 100.1% (Cost $93,804,945)		$ 179,741,492

Liabilities in Excess of Other Assets - (0.1%)		(179,290)

Net Assets - 100.0%		$ 179,562,202

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.